Summary of significant accounting policies (Details 4)	12 Months Ended
Jun. 30, 2019
Buildings and facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	Between 5 and 50 years
Machinery and equipmentt [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	Between 3 and 24 years
Communication networks [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	Between 4 and 20 years
Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	Between 3 and 25 years